Income Taxes - Schedule of Unrecognized Deferred Tax Assets (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 32,983,223	$ 31,555,913	$ 29,681,313
Net operating losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	19,160,218	17,821,631	15,950,044
Scientific research and experimental development
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	7,406,099	7,394,707	7,278,284
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	3,988,325	3,990,664	3,987,214
Undepreciated capital costs in excess of book value of property and equipment and intellectual property
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	1,927,640	1,908,654	1,839,107
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	493,343	432,659	619,066
Net capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 7,598	$ 7,598	$ 7,598